Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	$ 214,946	$ 529,407
Pingxiang Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		2,490
Yichun Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	112,608	149,010
Puyang Guozheng New Energy Vehicle Sales Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		54,144
Wanzai Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	23,043	78,384
Xinyu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	65,352	151,253
Gao’an Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		36,847
Quanzhou Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	5,919	20,135
Dongming Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable		9,849
Yulin Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related franchisees [Line Items]
Accounts receivable	$ 8,024	$ 27,295